Capital and financial risk management - Level 3 financial instruments (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Embedded derivative asset
Capital and financial risk management
Period of reasonably possible increase (decrease) in durations	6 months
Increase (decrease) in fair value measurement due to reasonably possible increase in durations	€ 31	€ 141
Increase (decrease) in fair value measurement due to reasonably possible decrease in durations	(7)	(115)
Level 3
Capital and financial risk management
Embedded derivative asset	22	198
Bank borrowings secured against Indian assets
Capital and financial risk management
Secured bank borrowings	1,720	1,485
Bank borrowings secured against Indian assets | Level 3
Capital and financial risk management
Embedded derivative asset	€ 22	€ 198